Summary of Significant Accounting Policies - Summary of Investments in Associates and Joint Arrangements (Detail)	12 Months Ended
Dec. 31, 2017
Pueblo Viejo Dominicana Corporation [member]
Disclosure of Joint Ventures and Associates [Line Items]
Ownership interest	40.00%
Minera Alumbrera Limited [member]
Disclosure of Joint Ventures and Associates [Line Items]
Ownership interest	37.50%
Leagold Mining Corporation [member]
Disclosure of Joint Ventures and Associates [Line Items]
Ownership interest	22.90%
NuevaUnion SpA [member]
Disclosure of Joint Ventures and Associates [Line Items]
Ownership interest	50.00%
Nueva Union [member] | NuevaUnion SpA [member] | Operating segments [member]
Disclosure of Joint Ventures and Associates [Line Items]
Mine sites and/or operating segments)	NuevaUnión SpA (“NuevaUnión”)
Location	Chile
Ownership interest	50.00%
Classification	Joint Venture; equity method
Mining properties	NuevaUnión project
Pueblo Viejo [member] | Pueblo Viejo Dominicana Corporation [member] | Operating segments [member]
Disclosure of Joint Ventures and Associates [Line Items]
Mine sites and/or operating segments) (notes 7, 9 and 20)	Pueblo Viejo Dominicana Corporation ("Pueblo Viejo")
Location	Dominican Republic
Ownership interest	40.00%
Classification	Associate
Mining properties	Pueblo Viejo mine
Alumbrera [member] | Minera Alumbrera Limited [member] | Operating segments [member]
Disclosure of Joint Ventures and Associates [Line Items]
Mine sites and/or operating segments) (notes 7, 9 and 20)	Minera Alumbrera Limited ("Alumbrera")
Location	Argentina
Ownership interest	37.50%
Classification	Associate
Mining properties	Alumbrera mine
Leagold [member] | Leagold Mining Corporation [member] | Operating segments [member]
Disclosure of Joint Ventures and Associates [Line Items]
Mine sites and/or operating segments) (notes 7, 9 and 20)	Leagold Mining Corporation ("Leagold")
Location	Mexico
Ownership interest	22.90%
Classification	Associate
Mining properties	Los Filos mine
Norte Abierto [member] | Operating segments [member] | Compania Minera Casale Spa [member]
Disclosure of Joint Ventures and Associates [Line Items]
Name of joint operation	Compañia Minera Casale SpA ("Norte Abierto")")
Location	Chile
Ownership interest	50.00%
Classification	Joint Operation; consolidate Goldcorp's share
Mining properties	Norte Abierto project